Amounts Receivable	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Amounts Receivable

5.	AMOUNTS RECEIVABLE

	December 31, 2020	December 31, 2019
Sales tax receivables
Canada	$5.4	$8.9
Mexico	17.7	18.1
Other	4.0	5.7
Other receivables	7.6	4.7
	$34.7	$37.4
Sales tax receivables are mainly related to value-added taxes at the Company's Mexican and Canadian operations. The Company expects that these receivables will be collected within the next year.